Document and Entity Information	Apr. 10, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 09, 2025
Entity Registrant Name	Outlook Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37759
Entity Tax Identification Number	38-3982704
Entity Address, Address Line One	111 S. Wood Avenue
Entity Address, Adress Line Two	Unit #100
Entity Address, City or Town	Iselin
Entity Address State Or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	609
Local Phone Number	619-3990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OTLK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001649989
Amendment Flag	false